Condensed Consolidated Statements of Operations (Parenthetical)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Percentage Of Redeemable Preferred Stock	6.00%	6.00%	6.00%	6.00%